UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Provident Advisors  LLC
Address: 14601 27th Ave., N.
         Suite 102
         Plymouth, MN  55447

13F File Number:  028-10696

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Donlan
Title:     Director of Operations, Provident Advisors LLC
Phone:     952-345-5227

Signature, Place, and Date of Signing:

 /s/   Dan Donlan     Plymouth, MN     August 15, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-11127                     Jet Capital Investors, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $120,443 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      745    47000 SH  CALL SOLE                    47000        0        0
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201 042315119      654    89000 SH       SOLE                    89000        0        0
BP PLC                         SPONSORED ADR    055622104     2967    67000 SH       SOLE                    67000        0        0
CBOE HLDGS INC                 COM              12503M108      657    26716 SH       SOLE                    26716        0        0
CHRISTOPHER & BANKS CORP       COM              171046105       31     5369 SH       SOLE                     5369        0        0
CITIGROUP INC                  COM NEW          172967424      833    20000 SH       SOLE                    20000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      229    25000 SH       SOLE                    25000        0        0
DENBURY RES INC                COM NEW          247916208      120     6000 SH       SOLE                     6000        0        0
EXXON MOBIL CORP               COM              30231G102     2035    25000 SH  PUT  SOLE                    25000        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116     2305   381658 SH       SOLE                   381658        0        0
HYATT HOTELS CORP              COM CL A         448579102      315     7725 SH       SOLE                     7725        0        0
ITERIS INC                     COM              46564T107      325   249827 SH       SOLE                   249827        0        0
ITERIS INC                     COM              46564T107       18    14104 SH       SOLE                    14104        0        0
JPMORGAN CHASE & CO            COM              46625H100     3889    95000 SH  CALL SOLE                    95000        0        0
JPMORGAN CHASE & CO            COM              46625H100      328     8000 SH       SOLE                     8000        0        0
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207      236    19400 SH       SOLE                    19400        0        0
LORILLARD INC                  COM              544147101      109     1000 SH  PUT  SOLE                     1000        0        0
MANAGEMENT NETWORK GROUP INC   COM NEW          561693201      106    40346 SH       SOLE                    40346        0        0
MCMORAN EXPLORATION CO         COM              582411104        2      100 SH  PUT  SOLE                      100        0        0
MCMORAN EXPLORATION CO         COM              582411104     2310   125000 SH  CALL SOLE                   125000        0        0
MPG OFFICE TR INC              COM              553274101        9     3000 SH  CALL SOLE                     3000        0        0
PFSWEB INC                     COM NEW          717098206        5     1000 SH       SOLE                     1000        0        0
RESOLUTE ENERGY CORP           *W EXP 09/25/201 76116A116    23233  1437693 SH       SOLE                  1437693        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119    10624   987323 SH       SOLE                   987323        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119    34898  3243305 SH       SOLE                  3243305        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       48    20100 SH  PUT  SOLE                    20100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       22     9000 SH  PUT  SOLE                     9000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      152    63100 SH  CALL SOLE                    63100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      548   227400 SH  CALL SOLE                   227400        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      109    45300 SH  PUT  SOLE                    45300        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      189    78455 SH       SOLE                    78455        0        0
SANOFI                         RIGHT 12/31/2020 80105N113        7     2700 SH  CALL SOLE                     2700        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       99    40900 SH  PUT  SOLE                    40900        0        0
SUNPOWER CORP                  COM CL B         867652307       91     5500 SH  PUT  SOLE                     5500        0        0
SUNPOWER CORP                  COM CL B         867652307       83     5000 SH       SOLE                     5000        0        0
TALBOTS INC                    *W EXP 04/09/201 874161110       10     2900 SH       SOLE                     2900        0        0
TALBOTS INC                    *W EXP 04/09/201 874161110      875   262000 SH       SOLE                   262000        0        0
TRANS WORLD ENTMT CORP         COM              89336Q100      237   116344 SH       SOLE                   116344        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119     3629   337600 SH       SOLE                   337600        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119    25405  2363300 SH       SOLE                  2363300        0        0
TWO HBRS INVT CORP             COM              90187B101     1876   174474 SH       SOLE                   174474        0        0
WESTERN LIBERTY BANCORP        COM              961443108       80    26583 SH       SOLE                    26583        0        0